LOANS, Activity of Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Activity of Loans [Abstract]
Beginning balance		$ 6,642,620	[1]	$ 7,217,464
Inflation adjustment restatement		(7,106,426)		(1,478,063)
Accrued interest		1,498,556		619,727
Effect of foreign exchange rate change		12,848,796		781,956
VAT unpaid installments		19,104		7,210
Proceeds from loans		13,821,521		0	[2]	$ 0	[2]
Payment of loans	[3]	(1,328,029)		(125,951)
Payment of redemption of loans		(4,796,243)		0
Interest paid	[4]	(1,002,847)		(379,723)
Ending balance		20,597,052	[1]	6,642,620	[1]	$ 7,217,464
Amount cancelled through offsetting of principal payments maintained with creditor		101,968		66,075
Amount cancelled through offsetting of interest paid maintained with creditor		$ 97,101		$ 77,565

[1]	Issuance expenses net for Ps. 120,420 and Ps. 12,584 as of December 31, 2018 and 2017, respectively.
[2]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[3]	For the years ended on December 31, 2018 and 2017, Ps. 101,968 and Ps. 66,075 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energia).
[4]	For the years ended on December 31, 2018 and 2017, Ps. 97,101 and Ps. 77,565, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energia).